ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 11,677	$ 1,051
Provision for doubtful accounts	74,183	53,249
Deductions/ Write-Offs and Other Charges	(72,440)	(42,623)
Ending balance	$ 13,420	$ 11,677